C3 Leases	12 Months Ended
Dec. 31, 2019
Disclosure Of Leases [Abstract]
C3 Leases

C3	Leases

Leases with the Company as lessee

Right-of-use of assets 2019
	Real estate	Vehicles	Other	Total
Acquisition right value
Adjusted opening balance due to IFRS 16	9,151	452	126	9,729
Additions	2,035	265	—	2,300
Balances regarding acquired/divested business	(21)	—	—	(21)
Terminations	(127)	(29)	—	(156)
Translation differences	225	10	—	235
Closing balance	11,263	698	126	12,087

Accumulated depreciations
Opening balance	—	—	—	—
Depreciations	(2,162)	(284)	(28)	(2,474)
Balances regarding acquired/divested business	1	—	—	1
Terminations	14	22	—	36
Translation differences	21	2	—	23
Closing balance	(2,126)	(260)	(28)	(2,414)

Accumulated impairment losses
Adjusted opening balance due to IFRS 16	(767)	—	—	(767)
Impairment losses	(75)	—	—	(75)
Translation differences	(30)	—	—	(30)
Closing balance	(872)	—	—	(872)

Financial sublease
Adjusted opening balance due to IFRS 16	(311)	—	—	(311)
Reversal of derecognition	2	—	—	2
Translation differences	(5)	—	—	(5)
Closing balance	(314)	—	—	(314)

Net carrying value	7,951	438	98	8,487

Lease liabilities

The lease liabilities amounted to SEK 9,882 million by the end of 2019. The remaining contractual maturities as of December 31, 2019 is shown in note F1, “Financial risk management” and note D4, “Contractual obligations.”

Lease cost

The total lease cost amounted in 2019 to SEK 3,576 million, of which depreciation SEK 2,474 million, lease expense relating to low-value assets SEK 194 million, interest expense SEK 551 million and variable lease expense SEK 357 million. Recurring variable payments are mainly property tax. Main amounts in 2019 are related to early terminations i.e. non-recurring items.

Cash payments

Cash payments
2019
Amortization of the lease liabilities 1)	(2,990)
Interest expense of the lease liabilities	(551)
Low-value asset not included in the measurement of the liabilities	(194)
Variable lease payments not included in the measurement of the lease liabilities	(357)
Total cash outflow	(4,092)
1)	Including advance payments.

Leases with the Company as lessor

Lessor leasing relates mainly to subleasing of real estate. These leasing contracts vary in length from 1 to 8 years.

Subleasing receivables in 2019 amounted for operating leases to SEK 124 million and for financial leases to SEK 56 million. Subleasing income in 2019 was SEK 18 million

At December 31, 2019, future minimum payment receivables were distributed as follows:

Future minimum payment receivables
	Financial leases	Operating leases
2020	57	81
2021	59	56
2022	61	34
2023	63	21
2024	64	9
2025 and later	17	6
Total	321	207

Leasing in 2018 (IAS 17)

Lease payments were in 2018 SEK 4,100 million, of which variable expenses were SEK 125 million and leasing receivables were SEK 96 million.

As of December 31, 2018, future minimum lease payment obligations for leases and future minimum lease payment receivables were distributed as follows:

Future minimum payment obligations and receivables
	Future minimum lease	Future minimum lease
	payment obligations	payment receivables
2019	3,088	105
2020	2,603	100
2021	2,126	101
2022	1,311	98
2023	1,033	97
2024 and later	3,208	104
Total	13,369	605